Income Taxes (Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Tax Contingency [Line Items]
Balance at March 31	¥ 5,383	¥ 4,356
Increase in tax position of current year	402	1,036
Decrease in tax position of prior year	(1,010)	(814)
Reductions as a result of a lapse of the applicable statute of limitations		(7)
Foreign currency translation adjustments	979	812
Balance at March 31	¥ 5,754	¥ 5,383